Organization And Basis Of Presentation (Details) (USD $)	0 Months Ended			12 Months Ended
	Sep. 13, 2013	Jul. 18, 2011	Oct. 05, 2010	Dec. 31, 2013 site	Dec. 31, 2012	Jul. 18, 2012	Dec. 31, 2011
Basis Of Presentation And Organization [Line Items]
Number of underground mines permanently idle				1
Limited partnership common units issued	1,265,000	2,875,000	3,244,000
Membership interest pledged as collateral			100.00%
Limited partnership common units price	$ 12.30	$ 24.50	$ 20.50
Proceeds from issuance of common units	$ 14,600,000		$ 58,300,000	$ 14,788,000		$ 66,400,000	$ 66,916,000
Underwriting discounts and offering expenses	1,000,000	4,100,000	8,200,000	214,000	7,000		569,000
Partner contributions	300,000	1,400,000	10,400,000	330,000	13,000		1,450,000
Repayments of credit facility	14,900,000	67,800,000	69,400,000
Subordinated Units [Member]
Basis Of Presentation And Organization [Line Items]
Limited partnership common units issued			12,397,000
Common Units [Member]
Basis Of Presentation And Organization [Line Items]
Limited partnership common units issued			9,153,000
Reimbursement To Wexford Capital [Member]
Basis Of Presentation And Organization [Line Items]
Proceeds from issuance of common units			$ 9,300,000
Underwriters Option To Purchase Additional Units [Member]
Basis Of Presentation And Organization [Line Items]
Limited partnership common units issued	165,000	375,000